Green Energy & Growth Fund, Inc.

Formed by NCGA

MILES *Capital*

Initial Public Offering of Common Stock April 7, 2010

Green Energy & Growth Fund, Inc.
Formed by NCGA

MILES Capital

The following information contains, or may be deemed to contain, “forward-looking statements” within the meaning of Section 27A of the Securities Act of 1933, as amended. These forward-looking statements include all statements regarding the current intent, belief or expectations regarding matters covered and all statements which are not statements of historical fact. By their nature, forward-looking statements involve risks and uncertainties because they relate to events and depend on circumstances that may or may not occur in the future. The future results of the issuer may vary from the results expressed in, or implied by, forward-looking statements, possibly to a material degree. Since these factors can cause results, performance and achievements to differ materially from those discussed in this presentation, you are cautioned not to place undue reliance on the forward-looking statements. Green
Energy & Growth Fund, Inc. (the “Fund”) will update these forward-looking statements to reflect any material changes occurring prior to the completion of the offering. For a discussion of some of the important factors that could cause results to differ from those expressed in, or implied by, the forward-looking statements contained herein, please refer to the Fund’s registration statement
(SEC File No. 333-152910), in particular, the “Risk Factors” section. The forward-looking statements in this document are excluded from the safe harbor protection of Section 27A of the Securities Act of 1933.
This presentation is neither an offer to sell nor a solicitation of an offer to buy any securities. A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. Before you invest, you should read the prospectus in that registration statement and other documents the Fund has filed with the SEC for more complete information about the Fund and this offering. You may get these documents for free by visiting EDGAR on the SEC website at
www.sec.gov. Alternatively, the Fund, any underwriter or any dealer participating in the offering will arrange to send you the prospectus if you request it by calling Stifel, Nicolaus & Company, Incorporated at (877) 821-5780.
Forward-Looking Statements and Disclaimer

Green Energy & Growth Fund, Inc.
Formed by NCGA

Miles Capital

Fund Offering Overview
NYSE Symbol – “GRE” (proposed)
Initial Public Offering Price – $15.00
Minimum Investment – 100 shares
Expected Pricing Date – week of April 26, 2010
Green Energy & Growth Fund, Inc. (the “Fund”)
Issuer

National Corn Growers Association (“NCGA”) Formed by
Stifel, Nicolaus & Company, Incorporated (Bookrunner) / Co-managers TBD
Underwriters
Closed-end fund with a BDC and RIC election (no tax at corporate level), and investors receive
Form 1099 at year-end
Legal / Tax Structure
1.5% of assets under management
•
Incentive fee structure of 20.0% of all returns in excess of an 8.0% per annum hurdle rate
•
No catch-up provision
•
1.0% for public equity securities
•
0.0% fee on uninvested capital
Management Fee
Externally managed by Miles Capital, Inc.
•
$3.7 billion AUM as of January 10, 2010
•
Investment committee totals 81 years credit and investment experience
Investment Advisor
The Fund will invest primarily in senior, mezzanine and junior debt securities of private companies in the Green Energy Sector
Use of Proceeds
To provide current income, liquidity, capital appreciation, and the ability to invest indirectly in a range of companies primarily in the Green Energy Sector
Investment Objectives
$101,250,000 Expected IPO Size
Distributions
We intend, subject to Board discretion, to pay out substantially all net income quarterly
Offering Details

Why Invest in GRE?
•
Focused on the Green Energy Sector
•
Growing number of revenue-generating Green Energy Sector companies should increase the demand for capital
•
The current overall market opportunity for debt providers is favorable
•
Miles Capital is an experienced debt manager with strong origination relationships
•
Selective and disciplined investment philosophy and credit underwriting approach
•
GRE is structured to be an attractive investment vehicle
•
Majority independent board of directors, experienced in Green Energy Sector investing

Green Energy & Growth Fund, Inc.
Formed by NCGA

Miles Capital

GRE is Focused on Companies in the Green Energy Sector
At least
80%
of GRE’s assets must be invested in Green Energy Sector….
• Companies engaged in, or providing technologies, products or services to companies engaged in, the following:
“Renewable Energy” Solar Landfill gas
Hydro           Geothermal
Wind Waste-to-energy
“Resource Enhancement” Emissions reduction
Energy efficiency
Carbon abatement
“Biofuel Companies & Biorefineries” Biodiesel          Methanol
Hydrogen         Ethanol
Other non-fossil fuels
“Green Agribusinesses” Biochemicals Biorefining
feedstocks
• Which have annual revenues of $25 million to $250 million or market capitalizations up to
$250 million
Up to
20%
of assets may be invested…
• Outside the Green Energy Sector, including “Agribusinesses”
• In companies outside the targeted revenue range

Green Energy & Growth Fund, Inc.
Formed by NCGA

(Quadrillion Btu)

(Quadrillion Btu)

(Quadrillion Btu)

Miles Capital

The Green Energy Sector’s Projected Growth
U.S. Wind-Generated Electricity Consumption
0.00
0.20
0.40
0.60
0.80
1.00
1.20
1.40
1.60
1.80
2.00
2.20
2007 2008 2009E 2010E 2015E 2020E 2025E 2030E 2035E
Source:  EIA.
U.S. Biofuels Consumption
0.00
0.50
1.00
1.50
2.00
2.50
3.00
3.50
4.00
4.50
5.00
5.50
2007 2008 2009E 2010E 2015E 2020E 2025E 2030E 2035E
Source:  EIA.
U.S. Solar-Generated Electricity Consumption
0.00
0.02
0.04
0.06
0.08
0.10
0.12
0.14
0.16
2007 2008 2009E 2010E 2015E 2020E 2025E 2030E 2035E
Source:  EIA.

•
As the industry develops, investment success
will require  strong credit underwriting
experience with private debt to integrate
complex technical, financial, contractual,
regulatory and management considerations

Green Energy & Growth Fund, Inc.
Formed by NCGA

New renewable energy supported:
- 77,000 MW by 2020
Megawatts
80,000
70,000
60,000
50,000
40,000
30,000
20,000
10,000
0
2000
2005
2010
2015
2020
New England
New York
PA,NJ,MD,DE,DC
North Carolina
California
AZ,CO,NV,MT,NM
OR,WA,HI
Texas
Illinois, Ohio
MO, KS, SD
IA,MN,WI

Miles Capital

The Regulatory Environment is Favorable
American Recovery and Reinvestment Act of 2009 (“ARRA”)
•
Tax Incentives
Production Tax Credit extended through 12/2012 for wind and
12/2013 for other renewable energies
30% Investment Tax Credit in lieu of the PTC
Grants in lieu of ITC for 2009 and 2010 projects
•
Loans and Guarantees
$6.0 billion DOE Loan Guarantee Program for electricity,
transmission, thermal, and biofuels projects through 9/30/2011
$1.6 billion Clean Energy Renewable Bonds
•
Direct Spending Clean Energy and Infrastructure Stimulus
$5.0 billion to weatherize low-income family homes
$8.5 billion to improve energy efficiency at federal facilities
$3.5 billion for state energy efficiency efforts
$3.2 billion to assist local government energy efficiency initiatives
$11.0 billion to modernize the nation’s electricity grid with smart grid technology
$2.5 billion clean technologies and clean energy project R&D
•
Estimated Private Capital to Deploy ARRA Clean Energy Funds (2)
$134 billion by 2011
$14 billion in mezzanine debt
Private equity sponsors are expected to supply a substantial portion of this capital
(2)
Estimates by Hudson Clean Energy Partners.
Incentives for Renewable Energy (1)
(1) Includes U.S. territories.  Reflects the number of Federal, State, Utility, Local and Non-Profit incentives as of 1/31/10.
Source:  Database for State Incentives for Renewable Energy.
0 50 100 150 200 250 300 350
Bonds
Sales Tax
Industry Support
Personal Tax
Corporate Tax
Production Incentives
Property Tax
Grants
Loans
Rebates
Number of Financial Incentives
State Renewable Portfolio Standard Requirements

Source:  Database for State Incentives for Renewable Energy and Union of Concerned Scientists.

Green Energy & Growth Fund, Inc.
Formed by NCGA

(%)
1989
1991
1993
1995
1997
1999
2001
2003
2005
2007
2009

MILES Capital

The Current Market Opportunity is Favorable
The Supply of Debt Capital to Potential Portfolio Companies is Limited
Average Institutional Leveraged Loan Size
(1)
$-
$100
$200
$300
$400
$500
$600
1999 2000 2001 2002 2003 2004 2005 2006 2007 2008 2009
0.0%
2.0%
4.0%
6.0%
8.0%
10.0%
12.0%
14.0%
16.0%
18.0%
Average Loan Size % of Loan Volume <$100M
Average High-Yield Issuance Size
$-
$100
$200
$300
$400
$500
$600
1999 2000 2001 2002 2003 2004 2005 2006 2007 2008 2009
0.0%
1.0%
2.0%
3.0%
4.0%
5.0%
6.0%
7.0%
8.0%
Average Issuance Size % of Volume <$100M
Commercial & Industrial Loans (YOY % Change)
-20.0
-15.0
-10.0
-5.0
0.0
5.0
10.0
15.0
20.0
25.0
Note:
Data through 9/30/09.
(1) Includes loans priced at LIBOR + 225bps.
Source:  S&P LCD, PMD, SDC, Federal Reserve Economic Data.
Bank Lending Has Declined Significantly

Green Energy & Growth Fund, Inc.
Formed by NCGA

Miles Capital

The Current Market Opportunity is Favorable
•
An attractive market for new financings has
been created as the credit crisis has forced
traditional lenders to scale back lending
•
Finance companies and banks have reduced
lending, and CLOs have exited the
marketplace
•
Market participants report that new
financings have higher IRRs, more
conservative capital structures, and enhanced
covenants
•
Some senior secured debt can be purchased
at discounts to par
•
Credit spreads in many U.S. markets remain
wider than long-term averages
•
The financial sector continues to de-leverage
New Financing Market Secondary Market

Green Energy & Growth Fund, Inc.
Formed by NCGA

MILES Capital

Target Investment Securities

SENIOR DEBT
MEZZANINE DEBT
(Cash/PIK/Warrants)
COMMON EQUITY
Investment as a
Multiple of EBITDA
GRE
IRR on
Investment
These
increase as
investments
move down
the capital
structure

Green Energy & Growth Fund, Inc.
Formed by NCGA

Miles Capital

GRE is Externally Managed by Miles Capital
•
Based in West Des Moines, Iowa, Miles Capital’s Midwest location places it in the largest cleantech resource corridor in the U.S.
•
Founded in 1982 – celebrating its 28
th
year in 2010
•
27 person, employee-owned firm
•
Managed $3.7 billion in primarily debt securities as of January 10, 2010
•
GRE’s investment team members
Average over 21 years investment experience
Have underwritten and funded 200+ private debt transactions totaling $4.7 billion in sectors including energy, food and agricultural services, transportation, utilities and technology
Have direct experience managing, providing financing for, and delivering investment banking services to, companies in the Green Energy Sector

Green Energy & Growth Fund, Inc.
Formed by NCGA

MILES Capital

Miles Capital’s Investment Professionals
Experienced, Midwest-based Investment Management Team
9 years Co-Portfolio Manager Allen Goody, CFA, CPA
Investment Experience Title Green Energy Sector Consultants
(providing sourcing and valuation assistance to Miles Capital)
20 years CEO, New Energy Capital
Biofuels, Wind and Solar
Scott Brown
30 years Principal, Eiler Capital
Agribusiness and Biofuels
James Eiler
24 years Senior Fixed Income Analyst David Albright, CFA
23 years Co-Portfolio Manager Thomas Myers, CFA
25 years President and CEO David Miles, JD
Investment Experience Title GRE Investment Committee

Green Energy & Growth Fund, Inc.
Formed by NCGA

Miles Capital

Origination Relationships in the Sector
GRE Team’s Network in the Green Energy Sector
(Number and Types of Contacts)
Private Equity
Sponsors
Industry Executives
Bankers
Government Officials
Attorneys /
Accountants /
Consultants
600
150
200
80
150

Green Energy & Growth Fund, Inc.
Formed by NCGA

MILES Capital

Miles Capital’s Investment Philosophy
•
Focus on preservation of capital and an appropriate return profile in relation to risk
•
Target company characteristics
Quality management teams
Stable operating cashflows
History of improving operating efficiency
•
Target transaction types, including:
Expansions
Technology enhancements
Private equity sponsor or management buyouts
Potential for growth
Ability to build strategic business relationships
Viable exit strategies
Acquisitions
Recapitalizations
In limited cases, project finance

Green Energy & Growth Fund, Inc.
Formed by NCGA

MILES Capital

Selective and Disciplined Investing Approach
Sourcing
20 – 30
companies
Due
Diligence
Structuring
1 transaction
closed & funded
______________
______________
______________
______________
Portfolio
Management
______________
______________
______________
______________
•Broad network of
industry contacts
•Long- term
relationships with
companies and
investors in the
Green Energy Sector
•Independent
origination process
•Proprietary deal-
scoring model
•Screen for
companies using
value-oriented
investment
philosophy
•Review historical
and prospective
financial information
•Evaluate from an
owner’s perspective
•Negotiate with
management and other
capital providers to
structure a suitable
investment
•Focus on downside
protection and
preservation of capital
•Proactive review process
•Track ongoing financial
results and covenant
compliance of each
portfolio company
•Board observer rights
•Independent third-party
valuations

Green Energy & Growth Fund, Inc.
Formed by NCGA

MILES Capital

Formed by the NCGA and Governed by a Majority
Independent Board
The Fund was organized by NCGA, a national organization founded in 1957, which represents, through affiliations with 27 state organizations, nearly 36,000 dues-paying members, and the interests of more than 300,000 farmers who contribute to research, market development and educational programs.
Director,
NCGA;
Director,
Little Sioux Corn Processors LLC;
Director,
SoyEnergy, LLC Darryl Haack
President and
CEO,
Miles Capital; Former
CEO,
Countryside Renewable Energy David Miles
Chairman, CEO & Principal, CAP CO2, LLC; Board Memeber, Prairie Hills, LLC;
Manager,
Western Plains Energy, LLC;
Manager,
Badger State Ethanol, LLC;
Manager,
US Energy
Partners;
Manager,
Big River Resources, LLC
Jeffrey Roskam*
Agricultural real estate agent; Former President and
CEO,
Farmers National Company;
Manager,
Metropolitan Life Insurance Company;
Member,
25x'25 Steering Committee
Richard Hahn*
CEO,
Seeds & Stuff Farm Market, Inc.;
Owner-Operator,
PNR Farms;
Director,
Western
Wisconsin Energy, LLC; Professional Agronomist / Certified Crop Advisor
Raymond Dreger*
Owner-Operator,
Fynland, LLC;
Director,
Chippewa Valley Agrafuels Cooperative Gene Fynboh*
Director,
Western Plains Energy, LLC Ronald Blaesi*
Director,
NCGA;
Chairman,
Global Ethanol LLC;
Chairman,
Midwest Grain Processors
Cooperative
David Nelson
GRE Board Members          Green Energy Experience (current and selected former)
*Independent
National Corn Growers Association (“NCGA”)

GRE’s Advantages
•
Miles Capital has a 28-year history of integrity and performance, an experienced investment team that understands private debt and Green Energy, and a selective and disciplined credit underwriting process
•
Formed by the NCGA, one of the nation’s leading commodity groups
•
We expect demand for capital in the Green Energy Sector to grow significantly as the sector expands and matures
•
The Fund is focused on generating current income to investors with the opportunity for capital appreciation